Capitalized Software Costs, net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capitalized Computer Software, Net.
Website and internal-use software	$ 79,629		$ 72,574	$ 62,744
Less: Accumulated amortization	(63,043)		(56,014)	(46,871)
Capitalized Computer Software, Net	16,586		16,560	15,873
Amount of capitalized software	7,600	$ 8,000	9,800	8,200	$ 11,900
Depreciation and amortization expense	$ 7,700	$ 7,400	$ 9,400	$ 10,800	$ 12,600